PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Nov. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 103,072		$ 418,941	$ 736,605
Restricted cash		379,293		7,873	$ 2,392
Total current assets		1,042,938		883,712
Non-current assets
Securities pledged to an investor		315,796
Total non-current assets		1,242,725		700,966
Total assets		2,285,663		1,584,678
Current liabilities
Share buyback forward liabilities		117,059	$ 191,610
Total current liabilities		2,467,397		1,757,281
Noncurrent liabilities
Warrant liabilities		3,340
Total noncurrent liabilities		678,492		654,569
Total liabilities		3,145,889		2,411,850
Shareholders' deficit
Ordinary Shares	[1]	7		21
Additional paid-in capital		1,785,664		358,187
Accumulated other comprehensive income (loss)		55,165		25,267
Accumulated deficit		(2,693,698)		(1,588,773)
Total shareholders' deficit attributable to ordinary shareholders		(852,862)		(1,205,298)
Total liabilities, mezzanine equity and shareholders' deficit		2,285,663		1,584,678
Related party
Current assets
Prepayments and other current assets, net		74,558		28,744
Current liabilities
Convertible notes		113,910
Accrued expenses and other current liabilities - third parties		214,760		290,686
Nonrelated Party
Current assets
Prepayments and other current assets, net		72,541		63,870
Current liabilities
Convertible notes				20,277
Accrued expenses and other current liabilities - third parties		389,791		419,422
Put option liabilities - third parties		309,115
Parent Company
Current assets
Cash		963		33,888
Restricted cash		338
Amounts due from subsidiaries		$ 95,693		$ 46,087
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related party		Related party
Total current assets		$ 119,040		$ 81,662
Non-current assets
Investment securities - related parties		$ 2,221		$ 3,326
Debt Securities, Available-for-Sale, Type [Extensible Enumeration]		Related party		Related party
Securities pledged to an investor		$ 315,796
Total non-current assets		318,017		$ 3,326
Total assets		437,057		84,988
Current liabilities
Share buyback forward liabilities		117,059
Total current liabilities		557,721		20,991
Noncurrent liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs		728,858		873,881
Warrant liabilities		3,340
Total noncurrent liabilities		732,198		885,765
Total liabilities		1,289,919		906,756
Total mezzanine equity				383,530
Shareholders' deficit
Ordinary Shares		7		21
Additional paid-in capital		1,785,664		358,187
Accumulated other comprehensive income (loss)		(55,165)		(25,267)
Accumulated deficit		(2,693,698)		(1,588,773)
Total shareholders' deficit attributable to ordinary shareholders		(852,862)		(1,205,298)
Total liabilities, mezzanine equity and shareholders' deficit		437,057		84,988
Parent Company | Related party
Current assets
Prepayments and other current assets, net		15,684
Current liabilities
Convertible notes		113,910
Amounts due to subsidiaries		1,140
Noncurrent liabilities
Put option liabilities				11,884
Parent Company | Nonrelated Party
Current assets
Prepayments and other current assets, net		6,362		1,687
Current liabilities
Convertible notes				20,277
Accrued expenses and other current liabilities - third parties		16,497		$ 714
Put option liabilities - third parties		$ 309,115

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.